UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05989)

Exact name of registrant as specified in charter:	Putnam Utilities Growth and Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments:

Putnam Utilities Growth and Income Fund

The fund's portfolio
7/31/08 (Unaudited)

COMMON STOCKS (99.2%)(a)
	Shares	Value

Cable Television (0.3%)
Comcast Corp. Class A	69,300	$1,428,966

Conglomerates (0.3%)
Bouygues SA (France)	26,145	1,682,087

Electric Utilities (65.2%)
Allegheny Energy, Inc.	44,600	2,158,640
Alliant Energy Corp. (S)	112,734	3,633,417
American Electric Power Co., Inc.	81,600	3,223,200
CenterPoint Energy, Inc.	184,200	2,904,834
Chubu Electric Power, Inc. (Japan)	127,000	3,043,611
CMS Energy Corp. (S)	765,090	10,328,715
Consolidated Edison, Inc. (S)	89,100	3,537,270
Constellation Energy Group, Inc.	90,195	7,500,616
Dominion Resources, Inc. (S)	467,750	20,665,195
DPL, Inc. (S)	189,651	4,813,342
DTE Energy Co. (S)	158,000	6,474,840
Duke Energy Corp.	700,701	12,318,324
E.On AG (Germany)	61,639	11,755,680
Edison International	346,645	16,756,819
Electric Power Development Co. (Japan)	45,200	1,745,835
Electricite de France (France)	40,660	3,523,820
Enel SpA (Italy)	623,697	5,776,791
Entergy Corp.	242,007	25,875,388
Exelon Corp.	588,352	46,256,233
FirstEnergy Corp.	296,156	21,782,274
FPL Group, Inc. (S)	346,496	22,359,387
Iberdrola SA (Spain)	440,194	5,974,505
ITC Holdings Corp. (S)	134,800	7,025,776
Kyushu Electric Power Co., Inc. (Japan)	99,400	2,092,032
Northeast Utilities	271,463	6,830,009
PG&E Corp.	536,256	20,661,944
PNM Resources, Inc. (S)	587,700	6,881,967
Progress Energy, Inc.	107,331	4,541,175
Public Power Corp. SA (Greece)	52,980	1,640,328
Public Service Enterprise Group, Inc.	472,140	19,735,452
RWE AG (Germany)	55,030	6,596,996
SCANA Corp. (S)	64,700	2,341,493
Sierra Pacific Resources	768,625	8,716,208
Southern Co. (The) (S)	293,521	10,387,708
Suez SA (France)	133,480	7,965,982
Wisconsin Energy Corp.	295,178	13,318,431
		361,144,237

Energy (Other) (0.2%)
Comverge, Inc. (NON) (S)	103,950	1,133,055

Natural Gas Utilities (10.4%)
Energen Corp.	61,800	3,720,360
Equitable Resources, Inc.	264,003	13,794,157
MDU Resources Group, Inc. (S)	138,657	4,424,545
Questar Corp. (S)	160,028	8,462,281
Sempra Energy	269,073	15,111,140
Spectra Energy Corp.	274,900	7,469,033
Toho Gas Co., Ltd. (Japan)	239,000	1,372,832
Tokyo Gas Co., Ltd. (Japan)	815,000	3,275,166
		57,629,514

Oil & Gas (1.5%)
Williams Cos., Inc. (The)	254,492	8,156,469

Power Producers (5.2%)
AES Corp. (The) (NON)	769,048	12,412,435
Cheung Kong Infrastructure Holdings, Ltd. (Hong Kong)	294,000	1,298,431
Dynegy, Inc. Class A (NON)	351,796	2,367,587
Mirant Corp. (NON) (S)	72,300	2,213,103
NRG Energy, Inc. (NON) (S)	164,700	5,976,963
Ormat Technologies, Inc. (S)	97,100	4,662,742
		28,931,261

Regional Bells (4.0%)
AT&T, Inc.	357,694	11,020,552
Verizon Communications, Inc.	323,760	11,020,790
		22,041,342

Telecommunications (8.4%)
BT Group PLC (United Kingdom)	1,035,831	3,483,430
Digi.com Berhad (Malaysia)	170,200	1,299,136
France Telecom SA (France)	210,027	6,665,404

KDDI Corp. (Japan)	420	2,407,313
Koninklijke (Royal) KPN NV (Netherlands)	307,503	5,354,883
Mobistar SA (Belgium)	5,007	412,190
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	490	2,484,248
NTT DoCoMo, Inc. (Japan)	1,999	3,222,721
StarHub, Ltd. (Singapore)	440,650	896,348
Telefonica SA (Spain)	421,061	10,963,967
Telekom Austria AG (Austria)	106,325	2,179,192
Telus Corp. (Canada)	68,759	2,419,435
Vodafone Group PLC (United Kingdom)	1,721,912	4,624,119
		46,412,386

Telephone (0.8%)
Belgacom SA (Belgium)	18,465	724,907
Hellenic Telecommunication Organization (OTE) SA
(Greece)	73,622	1,538,703
Swisscom AG (Switzerland)	6,848	2,209,564
		4,473,174

Transportation Services (1.8%)
Asciano Group (Australia)	475,059	1,870,298
Deutsche Post AG (Germany)	145,725	3,421,088
Macquarie Airports (Australia)	903,976	2,390,476
Macquarie Infrastructure Group (Australia)	1,054,459	2,515,474
		10,197,336

Utilities & Power (0.9%)
Babcock & Brown Wind Partners (Australia)	981,168	1,479,968
EDF Energies Nouvelles SA (France)	26,508	1,852,410
Tenaga Nasional Berhad (Malaysia)	650,700	1,667,318
		4,999,696

Water Utilities (0.2%)
Suez Environnement SA (Rights) (France) (NON)	133,480	959,381

Total common stocks (cost $426,406,659)		$549,188,904

SHORT-TERM INVESTMENTS (14.9%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 2.00% to 2.96% and
due dates ranging from August 1, 2008 to
September 26, 2008 (d)	$76,353,351	$76,257,979
Putnam Prime Money Market Fund (e)	6,341,646	6,341,646

Total short-term investments (cost $82,599,625)		$82,599,625

TOTAL INVESTMENTS

Total investments (cost $509,006,284) (b)		$631,788,529

NOTES

(a) Percentages indicated are based on net assets of $553,798,454.

(b) The aggregate identified cost on a tax basis is $509,440,140, resulting in gross unrealized appreciation and depreciation of $144,707,643 and $22,359,254, respectively, or net unrealized appreciation of $122,348,389.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At July 31, 2008, the value of securities loaned amounted to $74,075,587. The fund received cash collateral of $76,257,979, which is pooled with collateral of other Putnam funds into 70 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $205,497 for the period ended July 31, 2008. During the period ended July 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $120,743,902 and $122,904,338, respectively.

On September 17, 2008, the Trustees of the fund voted to close Putnam Prime Money Market Fund effective September 17, 2008.

(S) Securities on loan, in part or in entirety, at July 31, 2008.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at July 31, 2008 (as a percentage of Portfolio Value):

United States	77.5%
France	4.1
Germany	3.9
Japan	3.5
Spain	3.0
Australia	1.5
United Kingdom	1.5
Italy	1.0
Netherlands	1.0
Greece	0.6
Malaysia	0.5
Other	1.9

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At July 31, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Utilities Growth and Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 25, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 25, 2008